Share-based Payments - Schedule of Award Activity Related to Stock Incentive Plans (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
BIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	1,035,843	819,229	485,232
Granted (in shares)	536,121	518,965	591,508
Forfeited/expired before vesting (in shares)	0	0	(22,689)
Settled (in shares)	(355,603)	(302,351)	(234,822)
Transfer to liability-settled LTIP (in shares)	0	0	0
As of end of the year (in shares)	1,216,361	1,035,843	819,229
ESOP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	7,751,952	13,398,751	7,939,675
Granted (in shares)	534,437	791,687	11,152,440
Forfeited/expired before vesting (in shares)	(552,490)	(794,005)	(2,003,789)
Settled (in shares)	(4,361,447)	(5,644,481)	(3,689,575)
Transfer to liability-settled LTIP (in shares)	0	0	0
As of end of the year (in shares)	3,372,452	7,751,952	13,398,751
Equity-Settled LTIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	23,412,994	0
Granted (in shares)	29,211,506	25,223,010
Forfeited/expired before vesting (in shares)	(4,270,590)	(1,744,170)
Settled (in shares)	(7,466,212)	0
Transfer to liability-settled LTIP (in shares)	(25,964)	(65,846)
As of end of the year (in shares)	40,861,734	23,412,994	0